STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- MAY 11, 2005*

                                                              Statement of
                                                         Additional Information
Fund Name                                                        Form #
AXP Portfolio Builder Conservative Fund                        S-6282-20 C
AXP Portfolio Builder Moderate Conservative Fund               S-6282-20 C
AXP Portfolio Builder Moderate Fund                            S-6282-20 C
AXP Portfolio Builder Moderate Aggressive Fund                 S-6282-20 C
AXP Portfolio Builder Aggressive Fund                          S-6282-20 C
AXP Portfolio Builder Total Equity Fund                        S-6282-20 C

The information in the "Ownership of Fund Shares" section has been revised as follows:

At the close of business on Jan. 31, 2005, the portfolio managers' beneficial ownership of shares in the Funds was as follows:

                                                       Moderate                     Moderate
                                      Conservative   Conservative     Moderate     Aggressive     Aggressive    Total Equity
Portfolio Manager                         Fund           Fund           Fund          Fund           Fund           Fund
Kent M. Bergene                           none           none           none     $10,001-$50,000     none      $10,001-$50,000
David M. Joy                              none           none           none          none           none     $100,001-$500,000
William F. Truscott                       none           none           none    $100,001-$500,000    none           none
Michelle Keeley                           none           none           none          none           none           none

The following information has been added after the heading "Class A -- Calculation of the Sales Charge" on page 27:

Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as follows. The sales charge is paid to the Distributor by the person buying the shares.

For Conservative Fund and Moderate Conservative Fund

Fund                             Net asset value of one shareDivided by (1.00 - 0.0475) for a sales charge  Public offering price
Conservative Fund                             $10.23                      divided by 0.9525             =            $10.74
Moderate Conservative Fund                     10.35                      divided by 0.9525             =             10.87

For Moderate Fund, Moderate Aggressive Fund, Aggressive Fund and Total Equity Fund

Fund                             Net asset value of one shareDivided by (1.00 - 0.0575) for a sales charge  Public offering price
Moderate Fund                                 $10.47                      divided by 0.9425             =            $11.11
Moderate Aggressive Fund                       10.50                      divided by 0.9425             =             11.14
Aggressive Fund                                10.53                      divided by 0.9425             =             11.17
Total Equity Fund                              10.55                      divided by 0.9425             =             11.19


S-6282-2 A (5/05)

* Valid until next update
Destroy March 31, 2006